Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Loss Per Share [Abstract]
LOSS PER SHARE
14.	LOSS PER SHARE

The Company computes earnings loss per share (“EPS”) in accordance with ASC 260, Earnings Per Share. Basic EPS is calculated by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS adjusts basic EPS for the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

For all periods presented, the Company reported a net loss, and therefore the effect of all potential common stock equivalents was anti-dilutive. As such, basic and diluted net loss per share are the same.

Net loss	(19,349,120)	(2,168,685)	(49,227,634)	(7,703,643)
Weighted average common shares outstanding – basic and diluted	35,625,650	26,232,597	31,058,747	25,858,767
Net loss per share – basic and diluted	$(0.54)	$(0.08)	$(1.58)	$(0.30)

The following table presents the number of potentially dilutive securities that were excluded from the computation of diluted net loss per share because their effect would have been antidilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Warrants to purchase common stock	405,162	-	405,162	-
Convertible preferred stock	37,935,029	37,935,029	100,000,000	100,000,000
Convertible notes payable	756,259	756,259	173,056	173,056
Total anitdilutive securities	39,096,450	38,691,288	100,578,218	100,173,056

14.	EARNINGS (LOSS) PER SHARE

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, Earnings Per Share. Basic EPS is calculated by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS adjusts basic EPS for the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

For all periods presented, the Company reported a net loss, and therefore the effect of all potential common stock equivalents was anti-dilutive. As such, basic and diluted net loss per share are the same.

Net Loss Per Share

	For the Year Ended December 31, 2024	For the Period of January 31, 2023 (inception) to December 31, 2023
Net loss	$(9,392,702)	$(10,376,645)
Weighted average common shares outstanding – basic and diluted	26,017,017	16,884,296
Net loss per share – basic and diluted	$(0.36)	$(0.61)

The following table presents the number of potentially dilutive securities that were excluded from the computation of diluted net loss per share because their effect would have been antidilutive:

	Year Ended December 31, 2024	For the Period of January 31, 2023 (inception) to December 31, 2023
Convertible preferred stock	37,935,029	100,000,000
Convertible notes payable	472,372	—
Total antidilutive securities	38,407,401	100,000,000